Property and Equipment (Details) - USD ($) $ in Thousands	Oct. 15, 2023	Apr. 30, 2023	Apr. 24, 2022
Property, Plant and Equipment [Line Items]
Total cost	$ 136,696	$ 126,463	$ 108,690
Less: accumulated depreciation	(66,962)	(63,621)	(58,310)
Property and equipment, net	69,734	62,842	50,380
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	70,421	61,534	65,048
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Total cost	38,428	33,361	34,381
Building and building improvements
Property, Plant and Equipment [Line Items]
Total cost	7,000	7,000	7,000
Construction in progress
Property, Plant and Equipment [Line Items]
Total cost	$ 20,847	$ 24,568	$ 2,261